AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 30, 2011

                                                              File No. 033-42484
                                                              File No. 811-06400

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 160                     /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT NO. 161                             /X/

                        THE ADVISORS' INNER CIRCLE FUND
                        -------------------------------
               (Exact Name of Registrant as Specified in Charter)

                               101 FEDERAL STREET
                          BOSTON, MASSACHUSETTS 02110
                          ---------------------------
               (Address of Principal Executive Offices, Zip Code)

       Registrant's Telephone Number, including Area Code (800) 932-7781
                                                          --------------

                              Philip T. Masterson
                              c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                            ------------------------
                    (Name and Address of Agent for Service)

                                   Copies to:

Timothy  W.  Levin,  Esquire                     Christopher  D.  Menconi
Morgan,  Lewis  &  Bockius  LLP                  Morgan,  Lewis  &  Bockius  LLP
1701  Market  Street         1111                Pennsylvania  Avenue,  NW
Philadelphia,  Pennsylvania  19103               Washington,  DC  20004

    It is proposed that this filing become effective (check appropriate box)

         ----------------------------------------------------------------
         / /    Immediately  upon  filing  pursuant  to  paragraph  (b)
         /X/    On  October 25, 2011  pursuant  to  paragraph  (b)
         / /    60  days  after  filing  pursuant  to  paragraph  (a)(1)
         / /    75  days  after  filing  pursuant  to  paragraph  (a)(2)
         / /    On  [date]  pursuant  to  paragraph  (a)  of  Rule  485
         ----------------------------------------------------------------

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

This Post-Effective Amendment No. 160 to the Registration Statement on Form N-1A for The Advisors' Inner Circle Fund (the "Trust") is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the "1933 Act") solely for the purpose of delaying, until October 25, 2011, the effectiveness of Post-Effective Amendment No. 156 ("PEA No. 156"), which was filed with the Commission via EDGAR Accession No. 0001135428-11-000382 on July 29, 2011, pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 156 by means of this filing, Parts A, B and C of PEA No. 156 are incorporated herein by reference.

The purpose of this filing is to correct typographical errors filed as part of the Trust's 485BXT filing filed on September 26, 2011.


                              PART A - PROSPECTUS

The Prospectus for the Loomis Sayles Full Discretion Institutional Securitized Fund (the "Fund"), a series of the Trust, is incorporated herein by reference to Part A of PEA No. 156.


                  PART B - STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Fund is incorporated herein by reference to Part B of PEA No. 156.


                           PART C - OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated by reference to Part C of PEA No. 156.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act"), and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 160 to Registration Statement No. 033-42484 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 26th day of September, 2011.

                                             THE ADVISORS' INNER CIRCLE FUND

                                             By:            *
                                             -----------------------------------
                                             Philip  T.  Masterson,  President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

Name                                       Position                                 Date
----                                       --------                                 ----
        *                                  Trustee                              September 26, 2011
-------------------------

Charles E. Carlbom

        *                                  Trustee                              September 26, 2011
-------------------------
John K. Darr

        *                                  Trustee                              September 26, 2011
-------------------------
William M. Doran

        *                                  Trustee                              September 26, 2011
-------------------------
Mitchell A. Johnson

        *                                  Trustee                              September 26, 2011
-------------------------
Betty L. Krikorian

         *                                 Trustee                              September 26, 2011
-------------------------
Robert A. Nesher

         *                                 Trustee                              September 26, 2011
-------------------------
James M. Storey

         *                                 Trustee                              September 26, 2011
-------------------------
George J. Sullivan, Jr.

         *                                 President                            September 26, 2011
-------------------------
Philip T. Masterson

         *                                 Treasurer, Controller &              September 26, 2011
-------------------------                  Chief Financial Officer
Michael Lawson

*By:         /s/ Dianne M. Sulzbach
             -----------------------
             Dianne M. Sulzbach, pursuant to Power of Attorney

